Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of operating lease costs, lease terms and discount rate

Six Months Period Ended June 30, 2019
Operating lease costs :
Vehicles	142
Facilities rent	119
Total operating lease cost	$261

Remaining Lease Term
Vehicles	0.8-2.11 years
Facilities rent	1.8-3.8 years

Weighted Average Discount Rate
Vehicles	3.36%
Facilities rent	3.36%

Future lease payments are:
The remainder of 2019	265
2020	472
2021	222
2022	19
2023	9
$987